File No. 033-35156
File No. 811-06113
As filed with the U.S. Securities and Exchange Commission on September 15, 2017

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 43

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 44

The Caldwell & Orkin Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541
 (Address of Principal Executive Offices, Zip Code)

678-533-7850
(Registrant’s Telephone Number, including Area Code)

Michael B. Orkin
President
The Caldwell & Orkin Funds, Inc.
5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541
 (Name and Address of Agent for Service)

Copy to:
Reinaldo Pascual, Esq.
Pascual, LLC
Tower Place 100
3340 Peachtree Road, NE, Suite 1690, Atlanta, GA 30326

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
on [ ] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE CALDWELL & ORKIN FUNDS, INC.

On Behalf of its Series,

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

EXPLANATORY NOTE

This Post-Effective Amendment No. 43 to The Caldwell & Orkin Funds, Inc.’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 42 filed on August 25, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norcross, and State of Georgia, on the 15th day of September, 2017.

THE CALDWELL & ORKIN FUNDS, INC. (Registrant)

By:	/s/ Michael B. Orkin
Michael B. Orkin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Michael B. Orkin	Director and President	September 15, 2017
Michael B. Orkin

/s/ David R. Bockel	Treasurer	September 15, 2017
David R. Bockel

/s/ Frederick T. Blumer*	Director and Chairman	September 15, 2017
Frederick T. Blumer

/s/ David L. Eager*	Director	September 15, 2017
David L. Eager

/s/ James L. Underwood*	Director	September 15, 2017
James L. Underwood

By: Benjamin V. Mollozzi	*Attorney-in-Fact	September 15, 2017
Benjamin V. Mollozzi

* Executed by Benjamin V. Mollozzi as Attorney-in-Fact

Exhibit List

Exhibit Number	Description
EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase